Schedule of Reconciliation of the Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.30%	2.80%
Change in State Tax Rate	2.00%	0.00%
Net Operating Loss	(2.30%)	0.00%
Change in valuation allowance	9.30%	(23.80%)
Effective Tax Rate	34.40%	0.00%